ACQUISITION OF DUPARQUET (Details 1) - Sep. 15, 2022	CAD ($)	USD ($)
Fair value of 71,532,516 common shares issued for Beattie, 269 Canada and 258 Manitoba	$ 15,368
Cash paid		$ 8,727
Total consideration paid		$ 24,095